Portfolio of Investments November 30, 2025
NXN
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 93.6%
X 45,492,197 MUNICIPAL BONDS - 93.6%   X –
CONSUMER STAPLES - 4.3%
$ 435,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 402,173
165,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 167,688
1,530,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .750 06/01/43 1,488,906
TOTAL CONSUMER STAPLES 2,058,767
EDUCATION AND CIVIC ORGANIZATIONS - 10.5%
240,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7 .500 12/01/40 239,989
30,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 27,881
35,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .750 06/15/58 31,436
35,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 35,368
100,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/62 100,497
100,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5 .750 06/01/62 97,481
100,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 94,471
115,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 90,853
140,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 142,969
165,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/42 167,278
130,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 127,838
1,000,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/34 1,078,261
605,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 605,081
365,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5 .000 07/01/41 367,797
1,185,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
5 .000 07/01/35 1,195,815
250,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 237,512
215,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 196,008
110,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5 .000 09/01/38 110,087
180,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A - AGM Insured
4 .000 03/01/45 172,312
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 5,118,934
FINANCIALS - 1.1%
450,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 528,145
TOTAL FINANCIALS 528,145

Portfolio of Investments November 30, 2025
(continued)
NXN

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 15.6%
$ 890,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000% 05/01/45 $ 832,027
760,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 713,627
670,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 698,979
1,100,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/34 1,124,695
275,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5 .250 07/01/50 277,478
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/50 905,950
300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/40 285,790
200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/32 201,807
100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/35 100,333
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5 .500 07/01/55 162,476
20,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 20,387
160,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 172,039
500,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 478,888
115,000 (b) Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .250 12/01/50 118,434
130,000 (b) Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .500 12/01/55 136,220
195,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 194,523
420,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4 .000 12/01/46 368,313
835,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 772,806
25,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 25,279
TOTAL HEALTH CARE 7,590,051
HOUSING/MULTIFAMILY - 2.3%
1,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025C-1
5 .125 11/01/55 1,019,576
100,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 103,023
TOTAL HOUSING/MULTIFAMILY 1,122,599
INDUSTRIALS - 3.6%
865,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 865,003
10,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .500 09/15/52 8,125
365,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 348,554
85,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/46 76,406

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIALS (continued)
$ 535,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000% 04/30/53 $ 460,697
TOTAL INDUSTRIALS 1,758,785
LONG-TERM CARE - 0.2%
80,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5 .000 11/01/31 81,112
25,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5 .000 01/01/40 24,518
TOTAL LONG-TERM CARE 105,630
MATERIALS - 0.3%
155,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5 .000 01/01/35 155,136
TOTAL MATERIALS 155,136
TAX OBLIGATION/GENERAL - 5.9%
1,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B - AGM Insured
5 .000 04/01/44 1,041,682
1,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A - AGM Insured
4 .000 04/01/51 941,760
835,000 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1
4 .000 03/01/50 764,243
117,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 108,190
TOTAL TAX OBLIGATION/GENERAL 2,855,875
TAX OBLIGATION/LIMITED - 23.4%
1,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 1
Through 5, Series 2020A
4 .000 03/15/44 962,840
2,975,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 3,027,912
1,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 1,034,627
250,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 260,377
800,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/45 809,430
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
4 .000 02/01/51 922,127
1,060,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 1,012,960
1,120,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose Group 1, Series
2019A
4 .000 03/15/48 1,033,457
1,275,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,243,081
65,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
4 .000 05/15/56 58,253
315,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4 .000 05/15/51 288,061
685,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
5 .250 05/15/52 715,290
TOTAL TAX OBLIGATION/LIMITED 11,368,415
TRANSPORTATION - 20.4%
225,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/50 235,230
620,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5 .250 11/15/56 622,507
100,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 99,754

Portfolio of Investments November 30, 2025
(continued)
NXN

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,110,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250% 01/01/50 $ 1,109,988
620,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 633,784
45,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 45,012
830,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 830,408
30,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 31,349
105,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 109,229
465,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .375 06/30/60 466,661
130,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/35 140,440
265,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/35 286,127
700,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/28 723,636
300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 309,501
300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 331,230
1,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 1,527,268
1,475,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT)
4 .000 07/15/55 1,306,662
1,095,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2017A2
5 .000 11/15/42 1,114,688
TOTAL TRANSPORTATION 9,923,474
UTILITIES - 6.0%
200,000 Buffalo Municipal Water Finance Authority, New York, Water
System Revenue Bonds, Refunding Series 2015A
5 .000 07/01/29 200,305
140,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 145,582
180,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/46 180,774
230,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
4 .000 11/15/54 210,813
1,500,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/60 1,358,201
265,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/53 277,408
150,000 (a) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4 .750 11/01/42 134,628

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 405,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000% 07/01/47 $ 398,675
TOTAL UTILITIES 2,906,386
TOTAL MUNICIPAL BONDS
(Cost $45,827,627) 45,492,197
TOTAL LONG-TERM INVESTMENTS
(Cost $45,827,627) 45,492,197
OTHER ASSETS & LIABILITIES, NET - 6.4% 3,084,842
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 48,577,039
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,907,681 or 6.4% of Total Investments.
(b) When-issued or delayed delivery security.
NXN
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 45,492,197 $ – $ 45,492,197
Total $ – $ 45,492,197 $ – $ 45,492,197